Interest charges and related fees	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2023	2022

Subordinated borrowings	69	72

Borrowings	53	52

Other	14	3
Total	137	127